Acquisition	12 Months Ended
Jan. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisition	Acquisition
VanderSat
On December 13, 2021, the Company acquired all of the equity interest of VanderSat B.V. (“VanderSat”), a provider of advanced earth data and analytics that report on key conditions on the Earth’s surface, including soil moisture, land surface temperature and vegetation optical depth. The purpose of the acquisition was to allow the Company to accelerate its position in agriculture and continue to mature its offerings in other verticals including insurance, civil government, and finance. The fair value of the consideration transferred was $22.8 million, consisting of $9.6 million in cash, net of cash acquired, $12.9 million in Class A common stock valued at $9.47 per share based on the quoted closing price of the Company’s Class A common stock, and a contingent consideration liability of $0.3 million.
In connection with the acquisition, the Company issued 1,900,739 shares of its Class A common stock, of which 1,357,348 shares were accounted for as purchase consideration. The remaining 543,391 shares of Class A common stock were issued to an employee and former owner of VanderSat and are accounted for as stock-based compensation because the shares are subject to forfeiture based on post-acquisition time-based service vesting (see Note 13).
The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition:

(in thousands)	December 13, 2021
Net Assets Acquired
Goodwill	$14,826
Identifiable intangible assets acquired
Customer relationships	671
Developed technology	8,487
Other	796
Deferred tax asset	892
Property and equipment	61
Net working capital acquired, net of cash acquired	(394)
Deferred tax liability	(2,568)
Total purchase consideration	$22,771
Identifiable intangible assets were measured at fair value. The developed technology was valued using the royalty method under the income approach, which requires the Company to estimate a royalty rate, identify relevant projected revenue and expenses and select an appropriate discount rate.
The goodwill primarily represents the value expected from the synergies created through the operational enhancement benefits resulting from the integration of VanderSat into the Company and the combination of VanderSat’s solutions with the Company’s existing products. The goodwill is not deductible for tax purposes.
The financial results of VanderSat are included in the consolidated financial statements from the date of acquisition. Acquisition-related costs associated with this transaction were not material. Pro forma results of operations have not been presented as the effect of this acquisition was not material to the consolidated financial statements.